CONDENSED STATEMENTS OF CASH FLOWS	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	$ (1,009,968)	¥ (7,037,447)	¥ (9,945,439)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	59,069	411,592	515,457
Loss from disposal of equipment	458	3,189	0
Provision for (net recovery of) doubtful accounts	3,665	25,537	(1,494,707)
Provision for slow moving inventories	3,633	25,312	65,380
Amortization of right of use assets	103,043	718,000	0
Restricted shares issued for management and employees	582,247	4,057,093	9,539,917
Loss (income) from investment in unconsolidated entity	(20,277)	(141,288)	844,369
Restricted shares issued for services	4,869	33,927	516,194
Changes in operating assets and liabilities:
Notes receivable	(141,623)	(986,826)	217,436
Trade accounts receivable	776,723	5,412,201	(11,251,794)
Inventories	(79,105)	(551,200)	(150,754)
Other receivable	195,824	1,364,500	(6,468,866)
Purchase advance	159,142	1,108,902	(3,105,872)
Contract assets	(1,428,241)	(9,951,981)	(11,115,958)
Prepaid expense	16,779	116,917	(124,589)
Operating lease liabilities	(87,543)	(610,000)	0
Trade accounts payable	52,061	362,758	740,274
Other payables	(23,007)	(160,316)	(1,218,860)
Accrued payroll and employees' welfare	215,472	1,501,406	285,135
Taxes payable	93,406	650,855	645,328
Net cash (used in) provided by operating activities	38,123	265,639	(27,041,252)
Cash flows from investing activities:
Investment in unconsolidated entity	0	0	(3,815,080)
Purchases of property and equipment	(1,861)	(12,967)	(283,129)
Proceeds from disposal of equipment	129	900	0
Repayments from loans to third parties	711,826	4,960,000	0
Payments and prepayments for construction in progress	(186,232)	(1,297,663)	(4,411,620)
Net cash (used in) provided by investing activities	523,862	3,650,270	(8,509,829)
Cash flows from financing activities:
Proceeds from short-term borrowings	0	0	1,031,507
Repayments of short-term borrowings	(155,152)	(1,081,096)	0
Refund of capital contribution by a non-controlling shareholder	0	0	(200,000)
Capital contribution by non-controlling shareholders	58,123	405,000	500,000
Net cash provided by financing activities	269,571	1,878,374	996,994
Effect of exchange rate fluctuation on cash	1,380	9,611	1,195,329
Net increase (decrease) in cash	832,936	5,803,894	(33,358,758)
Cash at beginning of year	648,870	4,521,325	45,340,578
Cash at end of year	1,481,806	10,325,219	11,981,820
Supplemental cash flow information
Cash paid during the period for interest	103,071	718,201	805,613
Cash paid (received) during the period for taxes	(287)	(2,002)	2,002
Non-cash investing and financing activities
Issuance of common stock in exchange of shares of FGS, net of issuance	0	0	21,433,796
Investment payable in exchange of interest of FGS	0	0	6,400,000
Right-of-use assets obtained in exchange for operating lease obligations	176,372	1,228,963	0
Payable for construction in Progress	33,912	236,302	5,957,463
Receivable for disposal of property and equipment	718	5,000	0
Related Party [Member]
Changes in operating assets and liabilities:
Prepaid expense	31,228	217,600	0
Other payables	256,911	1,790,155	3,122
Cash flows from financing activities:
Proceeds from short-term borrowings	1,882,176	13,115,000	5,000,000
Repayments of short-term borrowings	(1,463,118)	(10,195,000)	(5,000,000)
Repayments of long-term borrowings-related party	$ (52,458)	¥ (365,530)	¥ (334,513)